Other expense	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other expense	Other expense

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	(23)	1	(113)	19
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	(19)	(26)	28
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(93)	(377)	(93)	(377)
Operations	6	8	21	26
(Losses) gains on investments	(2)	79	(8)	79
Interest income	25	13	57	27
Early debt redemption costs	—	(1)	—	(1)
Other	5	(15)	23	9
Total other expense	(101)	(311)	(139)	(190)
Gains on disposals of property, plant and equipment
In Q1 2023, we sold land for total proceeds of $54 million and recorded a gain of $53 million as part of our real estate optimization strategy.
Equity (losses) income from investments in associates and joint ventures
We recorded a loss on investment of $93 million for the three and six months ended June 30, 2024, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity income or losses from investments in associates and joint ventures.
We recorded a loss on investment of $377 million for the three and six months ended June 30, 2023, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity income or losses from investments in associates and joint ventures.
Gains on investments
In Q2 2023, we completed the sale of our 63% ownership in certain production studios. We recorded net cash proceeds of $211 million and a gain on investment of $79 million.